Equity - Summary of Treasury Shares (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 KRW (₩) shares	Dec. 31, 2023 KRW (₩) shares
Carrying amount
Beginning | ₩	₩ 1,236,060
Changes In Treasury Share Amount [abstract]
Acquisition	1,480,000	$ 1,024,541	₩ 820,000	₩ 571,745
Ending	₩ 1,901,538	$ 1,316,353	₩ 1,236,060
Treasury shares
Number of treasury shares
Beginning | shares	19,927,704	19,927,704	24,847,247
Changes In Treasury Share Number [abstract]
Acquisition | shares	15,012,997	15,012,997	10,063,106
Disposal | shares	0	0	(5,000,000)
Retirement | shares	(12,066,320)	(12,066,320)	(9,982,649)
Ending | shares	22,874,381	22,874,381	19,927,704	24,847,247
Carrying amount
Beginning | ₩	₩ 1,236,060		₩ 1,165,837
Changes In Treasury Share Amount [abstract]
Acquisition	1,480,000	$ 1,024,541	820,000	₩ 571,745
Disposal | ₩	0		(234,600)
Retirement | ₩	(814,522)		(515,177)
Ending | ₩	₩ 1,901,538		₩ 1,236,060	₩ 1,165,837